Pensions (Details)	12 Months Ended
Dec. 31, 2017 trustee
Pensions
Percentage of pensionable salary	1.667%
Pensionable salary payment period	40 years
Salary inflation (in percent)	2.00%
Main Scheme
Pensions
Number of nominated trustee directors	4
Number of appointed trustee directors	6